Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	208,905,000,000	193,240,000,000
Carrying amount, assets	$ 1,663	$ 1,538
Carrying amount, liabilities	$ 2,771	$ 2,914
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	122,753,000,000	123,551,000,000
Carrying amount, assets	$ 1,056	$ 915
Carrying amount, liabilities	2,208	2,123
Change in fair value	$ (1,531)	$ 283
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	177,006,000,000	163,271,000,000
Carrying amount, assets	$ 1,208	$ 1,080
Carrying amount, liabilities	$ 2,031	$ 2,261
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	122,753,000,000
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,769,000,000
HSBC Holdings | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,769,000,000	39,538,000,000
Carrying amount, assets	$ 1,406	$ 217
Carrying amount, liabilities	183	$ 993
Change in fair value	$ 1,704
Weighted average rate of hedging instrument	1.53%
HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,769,000,000	38,418,000,000
Carrying amount, assets	$ 1,406	$ 217
Carrying amount, liabilities	$ 183	$ 838
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	122,753,000,000	123,551,000,000
Carrying amount, assets	$ 1,056	$ 915
Carrying amount, liabilities	2,208	2,123
Change in fair value	$ (1,531)	$ 283
Derivatives | HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,769,000,000
Carrying amount, assets	$ 1,406
Carrying amount, liabilities	183
Change in fair value	$ 1,704